Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Expenses Benefit

Income tax expenses (benefit) for the years ended December 31, 2010, 2011 and 2012 consist of the following:

	2010		2011		2012
	(In millions of Korean Won)
Income (loss) before income taxes
Domestic	￦	10,395	￦	4,878	￦	(16,761)
Foreign		(2,133)		159		(862)

		8,262		5,037		(17,623)

Current income taxes
Domestic		4,458		3,694		3,715
Foreign		12		70		4

		4,470		3,764		3,719

Deferred income taxes
Domestic		(263)		(11,726)		(1,135)
Foreign		—		—		—

		(263)		(11,726)		(1,135)

Total income tax expenses (benefit)	￦	4,207	￦	(7,962)	￦	2,584

Deferred Income Tax Assets and Deferred Income Tax Liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred income tax assets and deferred income tax liabilities as of December 31, 2011 and 2012 are as follows:

	2011		2012
	(In millions of Korean Won)
Deferred tax assets
Accrued expense	￦	181	￦	342
Allowance for doubtful		421		660
Investments in subsidiaries and equity method investees		1,897		1,345
Depreciation and amortization		204		1,032
Deferred revenue		663		736
Provisions for severance benefits		100		80
Net operation loss carryforwards in subsidiaries		3,887		3,703
Foreign tax credit carryforwards		17,224		20,433
Tax credit carryforwards for research and human resource development		2,434		2,763
Others		164		133

Total deferred tax assets		27,175		31,227
Less: Valuation allowance		(14,531)		(19,712)

	￦	12,644	￦	11,515

Deferred tax liabilities
Accrued income	￦	78	￦	76
Depreciation and amortization		232		—
Investments in subsidiaries and equity method investees		426		347
Intangible assets		2,009		—
Unrealized foreign exchange gains		9		—
Others		37		—

Total deferred tax liabilities		2,791		423
Net deferred tax assets (liabilities)	￦	9,853	￦	11,092

Reported as
Current portion of deferred income tax assets	￦	3,062	￦	2,761
Non-current deferred income tax assets	￦	8,308	￦	8,331
Non-current deferred income tax liabilities	￦	1,517	￦	—

Reconciliation of Income Tax Expense Benefit

A reconciliation of income tax expense (benefit) from the Korean statutory income tax rate to actual income tax expense (benefit) is as follows:

	2010		2011		2012
	(In millions of Korean Won)
Tax expense at Korean statutory tax rate (2010, 2011: 24.2%, 2012: 22%)	￦	1,999	￦	1,219	￦	(3,877)
Income tax exemption		(67)		(5)		—
Foreign tax credit		(414)		(393)		(387)
Tax credit carryforwards for research and human resource development		(585)		(356)		(997)
Foreign tax differential		(234)		39		(350)
Expense not deductible for tax purpose		233		672		923
Change in statutory tax rate		(14)		—		—
Change in valuation allowances		(1,551)		(14,112)		5,181
Tax effect from consolidation of subsidiaries		—		—		(2,424)
Loss of control in subsidiaries		—		1,364		258
Effect of change in foreign currency exchange rate		124		(52)		266
Expiration of unused foreign tax credit and unused net operating loss carryforwards		4,430		3,635		4,054
Income tax penalties		133		—		—
Others		154		27		(63)

Total income tax expense (benefit)	￦	4,207	￦	(7,962)	￦	2,584

Allowances for Deferred Income Tax Assets

Allowances for deferred income tax assets for the three years ended December 31, 2010, 2011 and 2012 are as follows:

	Balance at Beginning of Year		Decrease		Increase		Balance at End of Year
	(In millions of Korean Won)
2010
Valuation allowance	￦	30,194	￦	1,551	￦	—	￦	28,643
2011
Valuation allowance		28,643		14,112		—		14,531
2012
Valuation allowance		14,531		—		5,181		19,712